Property, Plant And Equipment (Schedule Of Property, Plant And Equipment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 1,069,876	$ 835,905
Accumulated depreciation	(130,030)	(89,860)
Property, plant and equipment, net	939,846 [1]	746,045
Gathering Systems [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	450,989	298,207
Depreciable Life	20 years
Processing Plants And Compression Facilities [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	490,991	429,908
Rights-Of-Way And Easements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	60,502	50,085
Depreciable Life	20 years
Buildings And Other [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	7,385	5,958
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	4,698	4,674
Construction In Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 55,311	$ 47,073
Minimum [Member] | Processing Plants And Compression Facilities [Member]
Property, Plant and Equipment [Line Items]
Depreciable Life	20 years
Minimum [Member] | Buildings And Other [Member]
Property, Plant and Equipment [Line Items]
Depreciable Life	5 years
Maximum [Member] | Processing Plants And Compression Facilities [Member]
Property, Plant and Equipment [Line Items]
Depreciable Life	25 years
Maximum [Member] | Buildings And Other [Member]
Property, Plant and Equipment [Line Items]
Depreciable Life	40 years

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.